Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
At cost:
Total cost	¥ 431,996	$ 60,304	¥ 431,977
Less: accumulated amortization	(30,210)	(4,217)	(26,721)
Intangible assets, net	401,786	56,087	405,256
Trademark [Member]
At cost:
Total cost	49,924	6,969	49,924
Patent [Member]
At cost:
Total cost	122	17	122
Copyright [Member]
At cost:
Total cost	257	36	238
Software [Member]
At cost:
Total cost	9,993	1,395	9,993
License acquired [Member]
At cost:
Total cost	¥ 371,700	$ 51,887	¥ 371,700